Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2024
Loan Receivables [Abstract]
Schedule of Loan Receivables
	As of	As of
	March 31, 2024	March 31, 2023
	USD	USD

Loan receivables	-	1,528,918
Allowance for uncollectible loan receivables	-	-
Loan receivables, net	-	1,528,918
Loan receivables – current	-	1,528,918
Loan receivables – non-current	-	-